Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2023
Net fee And Commission Income Tables [Line Items]
Disclosure Of Fee And Commission Income Expense Tables Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Underwriting fees 637 633 1,512
M&A and corporate finance fees 669 804 1,102
Brokerage fees 3,323 3,487 4,383
Investment fund fees 4,730 4,942 5,790
Portfolio management and related services 9,091 9,059 9,762
Other 1,950 1,921 1,874
Total fee and commission income
1
20,399 20,846 24,422
of which: recurring 14,008 14,229 15,410
of which: transaction-based 6,320 6,550 8,743
of which: performance-based 71 68 269
Fee and commission expense 1,790 1,823 1,985
Net fee and commission income 18,610 19,023 22,438
1 For the

year ended 31 December

2023, reflects third-party

fee and commission

income of USD
12,687
m for Global

Wealth Management, USD
1,840
m for Personal

& Corporate Banking,

USD
2,723 m for Asset
Management, USD 3,153 m for the Investment Bank, USD 7 m for Non-core and Legacy and negative USD 11 m for Group Items (for the year ended 31 December 2022: USD 12,990 m for Global Wealth Management,
USD 1,657
m for

Personal

& Corporate

Banking,

USD
2,840
m for

Asset Management,

USD
3,350
m for

the Investment

Bank, USD
0
m for

Non-core

and Legacy

and USD
10
m for

Group Items;

for the

year
ended 31 December 2021: USD 14,545
m for Global Wealth

Management, USD
1,645
m for Personal

& Corporate Banking,

USD
3,337
m for Asset Management,

USD
4,863
m for the Investment

Bank, USD
0 m for
Non-core and Legacy and USD 33
m for Group Items). For the year ended 31 December

2023, Non-core and Legacy (previously reported within Group Functions)

represents a separate reportable segment and Group
Functions has been renamed Group Items. Prior periods have been revised to reflect these changes.